3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (m) Leases (Policies)	12 Months Ended
Jan. 31, 2024
Policies
(m) Leases

(m)Leases

Leasing activity for the Company typically involves the lease of office space.  For the fiscal year ended January 31, 2024, the Company held a twelve month rental lease for the office premises space.  The payments made under the rental contract total $77,280 (2023 - $93,406) for the fiscal year.  This amount is included in office rent on the statement of comprehensive loss.

The Company has signed a 36 month rental agreement commencing February 1, 2024, for the current office space for the fiscal years up to and including January 31, 2027.  The lease has an early termination provision after 18 months with a penalty equal to one month's rent required upon early termination.